Geographic Information - Revenue and Long-lived Assets by Selected Geographic Area Information (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Pension Plans
Actuarial gain (loss) arising during period	$ 28.3	$ (17.0)	$ (6.1)
Amortization of prior service cost included in net loss	0.2	0.1	0.1
Amortization of net actuarial loss included in net loss	1.9	1.4	1.0
Foreign currency exchange rate changes and other	(1.9)	3.5	3.0
Total other comprehensive income (loss) during period	$ 28.5	$ (12.0)	$ (2.0)